ASSET PURCHASE (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ASSET PURCHASE
Summary of closing transactions
Property and equipment	$47,725
Intangible assets	29,175,230
Total assets	$29,222,955

Net purchase (fair value of stock issued, warrants and notes payable)	$29,222,955